Environmental Rehabilitation Provision (Tables)	11 Months Ended
Dec. 31, 2017
Environmental Rehabilitation Provision Narrative Details
Schedule of Environmental Rehabilitation Provision
Details of Environmental Rehabilitation Provision are as follows:
	11 months ended December 31, 2017	12 months ended January 31, 2017
Environmental Rehabilitation Provision – beginning of period	$70,626	$65,684
Change in estimate	(6,363)	4,467
Liabilities discharged	(637)	(990)
Accretion expense	1,776	1,465
Environmental Rehabilitation Provision – end of period	65,402	70,626
Less current portion	(1,266)	(781)
Non-current portion	$64,136	$69,845